Short-Term Bank Loan (Details)	Mar. 19, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 19, 2021 CNY (¥)
Short-Term Bank Loan (Details) [Line Items]
Loan interest percentage	4.60%
Deposits (in Dollars) | $	$ 2,999,000
Short-Term Debt				¥ 17,000,000
Outstanding balance		$ 2,672,366	¥ 17,000,000
Shanghai bank[Member]
Short-Term Bank Loan (Details) [Line Items]
Working capital				¥ 17,000,000